Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities
	December 31
	2022	2021
	U.S. dollars in thousands
Tax authorities	—	10
Accrued expenses	1,190	813
Accrued standard warranty	48	79
	1,238	902